Significant Accounting Policies - Derivative Warrant Liabilities (Details) - shares	Jun. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued (in shares)	5,750,000
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued (in shares)	3,733,334
Class of Warrant or Right, Outstanding	9,483,334	9,483,334
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued (in shares)	815	3,733,334
Class of Warrant or Right, Outstanding	9,483,334	9,483,334